Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 252	$ 261	$ 281
Charge-offs	(14)	(1)	(1)
Recoveries	3	3	5
Net (charge-offs) recoveries	(11)	2	4
Provision	(25)	(11)	(24)
Ending balance	216	252	261
Allowance for:
Loan losses	122	146	159
Lending-related commitments	94	106	102
Individually evaluated for impairment:
Loan balance	15	4	6
Allowance for loan losses	0	0	1
Collectively evaluated for impairment:
Loan balance	54,938	56,560	61,534
Allowance for loan losses	122	146	158
Loans	54,953	56,564
Commercial
Collectively evaluated for impairment:
Loans	1,800
Financial institutions
Collectively evaluated for impairment:
Loans	12,500
Wealth management loans and mortgages
Collectively evaluated for impairment:
Loans	16,190	15,965
Other residential mortgages
Collectively evaluated for impairment:
Loans	494	594
Overdrafts
Collectively evaluated for impairment:
Loans	2,700	5,500
Margin loans
Collectively evaluated for impairment:
Loans	13,400	13,500
Domestic
Collectively evaluated for impairment:
Loans	42,548	45,044
Domestic | Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	81	77	82
Charge-offs	(12)	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	(12)	0	0
Provision	(9)	4	(5)
Ending balance	60	81	77
Allowance for:
Loan losses	11	24	24
Lending-related commitments	49	57	53
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	1,442	1,949	2,744
Allowance for loan losses	11	24	24
Loans	1,442	1,949
Domestic | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	75	76	73
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	0	0
Provision	1	(1)	3
Ending balance	76	75	76
Allowance for:
Loan losses	57	56	58
Lending-related commitments	19	19	18
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	5,575	4,787	4,900
Allowance for loan losses	57	56	58
Loans	5,575	4,787
Domestic | Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	22	23	26
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	0	0
Provision	(2)	(1)	(3)
Ending balance	20	22	23
Allowance for:
Loan losses	5	7	7
Lending-related commitments	15	15	16
Individually evaluated for impairment:
Loan balance	0	0	1
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	4,852	5,091	5,567
Allowance for loan losses	5	7	7
Loans	4,852	5,091
Domestic | Lease financings
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	5	8	13
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	0	0
Provision	(2)	(3)	(5)
Ending balance	3	5	8
Allowance for:
Loan losses	3	5	8
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	537	706	772
Allowance for loan losses	3	5	8
Loans	537	706
Domestic | Wealth management loans and mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	21	22	23
Charge-offs	(1)	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	(1)	0	0
Provision	0	(1)	(1)
Ending balance	20	21	22
Allowance for:
Loan losses	18	18	18
Lending-related commitments	2	3	4
Individually evaluated for impairment:
Loan balance	15	4	5
Allowance for loan losses	0	0	1
Collectively evaluated for impairment:
Loan balance	16,035	15,839	16,415
Allowance for loan losses	18	18	17
Loans	16,050	15,843
Domestic | Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	16	20	28
Charge-offs	(1)	(1)	(1)
Recoveries	3	2	5
Net (charge-offs) recoveries	2	1	4
Provision	(5)	(5)	(12)
Ending balance	13	16	20
Allowance for:
Loan losses	13	16	20
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	494	594	708
Allowance for loan losses	13	16	20
Loans	494	594
Domestic | All other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Allowance for:
Loan losses	0	0	0
Lending-related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	13,598	16,074	17,783
Allowance for loan losses	0	0	0
Domestic | Overdrafts
Collectively evaluated for impairment:
Loans	524	1,550	963
Domestic | Margin loans
Collectively evaluated for impairment:
Loans	11,907	13,343	15,689
Domestic | Other
Collectively evaluated for impairment:
Loans	1,167	1,181	1,131
Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	32	35	36
Charge-offs	0	0	0
Recoveries	0	1	0
Net (charge-offs) recoveries	0	1	0
Provision	(8)	(4)	(1)
Ending balance	24	32	35
Allowance for:
Loan losses	15	20	24
Lending-related commitments	9	12	11
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance	12,405	11,520	12,645
Allowance for loan losses	15	20	$ 24
Loans	12,405	11,520
Foreign | Commercial
Collectively evaluated for impairment:
Loans	347	183
Foreign | Commercial real estate
Collectively evaluated for impairment:
Loans	7	0
Foreign | Financial institutions
Collectively evaluated for impairment:
Loans	7,626	6,492
Foreign | Lease financings
Collectively evaluated for impairment:
Loans	576	551
Foreign | Wealth management loans and mortgages
Collectively evaluated for impairment:
Loans	140	122
Foreign | Margin loans
Collectively evaluated for impairment:
Loans	1,479	141
Foreign | Other
Collectively evaluated for impairment:
Loans	$ 2,230	$ 4,031